Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000211218 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JIJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 4,608,481,938
Holdings Count | Holding	45
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

C000211216 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 4,608,481,938
Holdings Count | Holding	45
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

C000211217 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JIJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 4,608,481,938
Holdings Count | Holding	45
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

C000211220 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JIJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$102	1.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.91%
Net Assets	$ 4,608,481,938
Holdings Count | Holding	45
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

C000211219 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JIJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$62	1.16%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%
Net Assets	$ 4,608,481,938
Holdings Count | Holding	45
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,608,481,938
Total number of portfolio holdings	45
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

Sector Composition
Industrials	35.0%
Information technology	33.7%
Financials	17.6%
Health care	4.9%
Materials	2.9%
Real estate	1.7%
Energy	1.5%
Communication services	1.0%
Consumer staples	0.9%
Consumer discretionary	0.2%
Other assets and liabilities, net	0.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.2%
SK Hynix, Inc.	5.5%
Fujikura, Ltd.	5.1%
Siemens Energy AG	5.0%
Mitsubishi Heavy Industries, Ltd.	4.8%
Rolls-Royce Holdings PLC	4.3%
Delta Electronics, Inc.	3.9%
Societe Generale SA	3.8%
AstraZeneca PLC	3.5%
ASML Holding NV	3.2%

C000228576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class A
Trading Symbol	JABZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Net Assets	$ 57,785,988
Holdings Count | Holding	43
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

C000228577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class C
Trading Symbol	JABYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$100	1.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
Net Assets	$ 57,785,988
Holdings Count | Holding	43
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

C000228578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class I
Trading Symbol	JABVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 57,785,988
Holdings Count | Holding	43
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

C000228574 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class R6
Trading Symbol	JACDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 57,785,988
Holdings Count | Holding	43
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,785,988
Total number of portfolio holdings	43
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%

Sector Composition
Industrials	43.1%
Information technology	33.4%
Utilities	9.0%
Materials	4.3%
Health care	2.0%
Real estate	1.3%
Other assets and liabilities, net	6.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.9%
Schneider Electric SE	3.9%
ASML Holding NV	3.6%
Cadence Design Systems, Inc.	3.2%
Eaton Corp. PLC	3.1%
Hitachi, Ltd.	3.0%
Applied Materials, Inc.	2.9%
Trane Technologies PLC	2.9%
Quanta Services, Inc.	2.7%
Siemens AG	2.6%